Finance Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest costs [abstract]
Financial liabilities at amortised cost	£ (612)	£ (569)	£ (672)
Financial instruments mandatorily measured at fair value through profit or loss	337	(262)	(23)
Retranslation of loans	(338)	266	25
Reclassification of hedges from other comprehensive income	(4)	(4)	(4)
Unwinding of discounts on provisions	(29)	(25)	(15)
Finance expense arising on lease liabilities	(46)	(46)	(38)
Other finance expense	(9)	(29)	(65)
Finance	£ (701)	£ (669)	£ (792)